Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurements
Summary of liabilities measured at fair value on a recurring basis

The following table sets forth by level, within the fair value hierarchy, the liabilities that are measured at fair value on a recurring basis (in thousands):

	Fair Value Measurements at December 31, 2021 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Revenue Interest Obligation*	—	—	19,290	19,290
Total	$—	$—	$19,290	$19,290

	Fair Value Measurements at December 31, 2022 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Revenue Interest Obligation*	—	—	14,906	14,906
Total	$—	$—	$14,906	$14,906

*Net Present Value; see discussion of value below

Summary of rollforward of the aggregate fair values of the preferred stock warrant liability and Revenue Interest Obligation

The following table provides a rollforward of the aggregate fair value of the Revenue Interest Obligation categorized with Level 3 inputs for the years ended December 31, 2022 and 2021 (in thousands):

Balance as of January 1, 2021	$19,383
Payments on Revenue Interest Obligation	(2,747)
Interest accrued to Revenue Interest Obligation	2,654
Balance as of December 31, 2021	$19,290
Payments on Revenue Interest Obligation	(2,075)
Interest accrued to Revenue Interest Obligation	2,653
Gain on revaluation of revenue interest obligation	(4,962)
Balance as of December 31, 2022	$14,906